UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio

April 30, 2010
unaudited
Bonds & notes — 69.27%	Principal amount (000)	Value (000)

ALABAMA — 0.54%
Public School and College Auth., Capital Improvement Ref. Bonds, Series 2009-A, 5.00% 2015	$2,000	$2,261

ARIZONA — 3.13%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds
(Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 3.10% 2024	3,000	2,999
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-B, 3.00% 2013	4,820	5,062
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,869
School Facs. Board, State School Trust Rev. Bonds, Series 2004-A, AMBAC insured, 5.25% 2013	2,000	2,166
		13,096

CALIFORNIA — 8.02%
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2011	1,000	1,044
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,386
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,000	1,115
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,081
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-G, 5.00% 2028 (put 2012)	3,000	3,188
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,107
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,929
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,000	1,100
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2014	1,000	1,122
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2012	1,000	1,091
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,345
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,000	1,084
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC-National insured, 5.75% 2013	1,000	1,002
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	4,000	4,206
Pollution Control Fncg. Auth., Environmental Improvement Rev. Ref. Bonds (BP West Coast Products LLC Project),
Series 2009, 2.60% 2046 (put 2014)	1,250	1,280
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	1,500	1,624
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.75% 2019 (put 2011)	2,500	2,613
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,262
		33,579

COLORADO — 1.80%
City and County of Denver, Airport System Rev. Bonds,
Series 2008-A1-4, Subseries 2008-A2-A4, AMT, 5.25% 2032 (put 2011)	3,000	3,121
City and County of Denver, Airport System Rev. Bonds, Series 2009-A, 5.00% 2012	1,000	1,091
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B, 5.00% 2039 (put 2012)	1,000	1,084
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-B-1, 5.00% 2013	2,000	2,229
		7,525

CONNECTICUT — 1.72%
G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014	2,000	2,252
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,785
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,150
		7,187

FLORIDA — 9.32%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,728
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2011	2,425	2,504
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	1,500	1,580
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,434
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2013	1,000	1,115
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,145
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	1,979
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	3,000	3,269
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,269
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	3,000	3,133
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2012	1,920	2,063
Dept. of Management Services, Certs. of Part., Series 2009-B, 5.00% 2013	1,000	1,099
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.00% 2014	1,595	1,737
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.25% 2013	1,500	1,616
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2012	1,000	1,060
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2013	1,620	1,758
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series C, 5.00% 2012	500	547
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2004, National insured, 5.25% 2013	1,500	1,640
City of Tampa, Utilities Tax Rev. Ref. Bonds, Series 2006, National insured, 5.00% 2015	3,885	4,371
		39,047

GEORGIA — 2.06%
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2011	1,000	1,032
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,500	2,678
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,705
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,207
		8,622

HAWAII — 1.04%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2012	1,000	1,060
G.O. Ref. Bonds, Series 2009-DV, 5.00% 2012	3,000	3,306
		4,366

ILLINOIS — 2.75%
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,113
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2013	6,000	6,588
County of Cook, G.O. Capital Equipment Bonds, Series 2009-D, 5.00% 2013	1,000	1,116
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 4.00% 2013	1,260	1,349
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,339
		11,505

INDIANA — 3.10%
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2011	2,000	2,074
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2012	2,000	2,129
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,176
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,279
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.25% 2013	1,000	1,073
Indianapolis Local Public Improvement Bond Bank, Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,263
		12,994

KANSAS — 0.11%
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2013	200	219
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2014	225	249
		468

KENTUCKY — 0.54%
State Property and Buildings Commission, Rev. Bonds (Project No. 71), 5.50% 2013	2,000	2,254

LOUISIANA — 1.59%
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. and Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-A-2, 5.25% 2039	1,050	1,131
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2013	1,240	1,339
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2014	1,905	2,081
Public Facs. Auth., Rev. Bonds (CHRISTUS Health), Series 2005-C-3, FSA insured, 5.00% 2012	2,000	2,119
		6,670

MASSACHUSETTS — 1.52%
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series 2008-T-3, 0.60% 2037 (put 2011)	2,500	2,501
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	3,610	3,883
		6,384

MICHIGAN — 2.53%
City of Detroit, Water Supply System, Rev. Bonds, Series 2005-B, FGIC insured, 5.00% 2013	1,580	1,719
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,576
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2012	1,000	1,088
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,235
		10,618

MINNESOTA — 0.25%
Minneapolis — St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2009-B, AMT, 5.00% 2012	1,000	1,054

MISSISSIPPI — 0.32%
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,245	1,323

MISSOURI — 0.76%
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-C, 4.90% 2036	1,250	1,331
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-D, 4.80% 2040	1,750	1,858
		3,189

NEVADA — 1.04%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2012	2,000	2,112
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,239
		4,351

NEW JERSEY — 2.34%
Econ. Dev. Auth., School Facs. Construction Bonds, FSA insured, 5.00% 2029 (put 2015)	2,000	2,235
Econ. Dev. Auth., School Facs. Construction Bonds, Series DD-1, 5.00% 2016	1,500	1,675
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,557
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 4.00% 2012	1,000	1,060
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-A, AMBAC insured, 5.50% 2015	2,000	2,291
		9,818

NEW MEXICO — 1.07%
Educational Assistance Foundation, Education Loan Bonds, Series 2009-C, AMT, 3.90% 2014	2,000	2,108
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	2,185	2,371
		4,479

NEW YORK — 8.37%
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,245
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,765	3,066
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 4.00% 2013	1,750	1,864
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2013	1,500	1,677
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,878
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	2,010	2,165
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, CIFG insured, 6.00% 2023 (put 2012)	1,500	1,637
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,131
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,139
City of New York, G.O. Bonds, Series J-1, 5.00% 2011	5	5
City of New York, G.O. Bonds, Series J-1, 5.00% 2011 (escrowed to maturity)	995	1,044
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010 Subseries C-1, 5.00% 2012	1,290	1,408
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,287
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2015	2,000	2,253
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels),
Series 2009-A-1, 4.00% 2038 (put 2012)	2,500	2,675
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,483
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,088
		35,045

OHIO — 1.10%
Allen County, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series B, 5.00% 2014	2,000	2,201
City of Cleveland, Various Purpose G.O. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2013	2,120	2,390
		4,591

OREGON — 1.42%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,733
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,129
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2013	1,000	1,080
		5,942

PENNSYLVANIA — 2.63%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 4.00% 2012	4,750	4,985
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 5.00% 2013	2,000	2,188
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2013	1,500	1,650
School Dist. of Philadelphia, G.O. Bonds, Series 2010-A, 5.00% 2015	2,000	2,197
		11,020

TENNESSEE — 0.76%
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2012	1,000	1,039
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 4.00% 2012	1,000	1,053
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2014	1,000	1,108
		3,200

TEXAS — 3.24%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	2,800	3,040
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, National insured, 6.00% 2012	1,500	1,626
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	5,000	5,425
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2013	1,095	1,214
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,136
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,124
		13,565

VIRGINIA — 2.52%
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2013	5,000	5,620
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	4,420	4,949
		10,569

WASHINGTON — 1.76%
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,854
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2010-A, 2.00% 2011	1,000	1,017
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2010-A, 5.00% 2012	800	872
Public Utility Dist. No. 2 of Grant County, Rev. and Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2010-B, AMT, 5.00% 2016	1,250	1,355
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,276
		7,374

WISCONSIN — 1.92%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	5,000	5,354
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2013	1,400	1,553
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,128
		8,035

Total bonds & notes (cost: $286,561,000)		290,131

Short-term securities — 31.26%

State of California, Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds),
Series 2009, 2.50% 10/1/2010	5,000	5,046
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-6, 0.27% 20251	700	700
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.27% 20361	2,350	2,350
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-9, 0.27% 20361	1,000	1,000
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Greater Hartford YMCA Issue),
Series B, 0.26% 20381	1,800	1,800
State of Florida, Citizens Property Insurance Corporation, High-Risk Account, Senior Secured Bonds,
Series 2010-A-2, 2.00% 4/21/2011	1,000	1,008
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-A, 0.26% 20331	3,000	3,000
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.27% 20341	6,000	6,000
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series 2009-B, 0.27% 20331	2,875	2,875
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, 0.29% 20221	1,000	1,000
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.25% 20441	1,200	1,200
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.27% 20391	1,225	1,225
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-5, 0.27% 20401	1,400	1,400
Commonwealth of Massachusetts, G.O. Demand Bonds, Consolidated Loan of 2006, Series B, 0.30% 20261	1,600	1,600
Massachusetts Port Auth., Series 2003-B, AMT, TECP, 0.21% 5/5/2010	10,000	10,000
Baltimore County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 1995, TECP, 0.23% 5/5/2010	10,000	10,000
State of Maryland, Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue),
Series A, 0.30% 6/3/2010	5,000	5,000
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-A, 0.35% 20261	1,200	1,200
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2010-C, 2.50% 6/24/2010	10,000	10,032
Dormitory Auth. of the State of New York, Rev. Bonds (Cornell University), Series 2008-C, 0.24% 20371	1,200	1,200
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.25% 20441	300	300
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2009-A, 2.50% 6/30/2010	15,000	15,054
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, 2.50% 6/30/2010	10,000	10,036
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2001, 0.27% 20311	2,000	2,000
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds
(Metropolitan Government of Nashville and Davidson County Loan), Series 2008, 0.27% 20261	1,200	1,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.27% 20381	4,600	4,600
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 6/30/2010	10,500	10,539
State of Texas, Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project),
Series 1995, AMT, 0.24% 20271	1,000	1,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	5,000	5,038
State of Wisconsin, Operating Notes of 2009, 2.50% 6/15/2010	5,000	5,014
Sweetwater County, Wyoming, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988-A, TECP, 0.25% 3/1/2010	8,500	8,500

Total short-term securities (cost: $130,898,000)		130,917

Total investment securities (cost: $417,459,000)		421,048
Other assets less liabilities		(2,234)

Net assets		$418,814

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2010, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,837
Gross unrealized depreciation on investment securities	(248)
Net unrealized appreciation on investment securities	3,589
Cost of investment securities for federal income tax purposes	417,459

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-939-0610O-S22961

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 28, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: June 28, 2010